UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

ACSIA LONG TERM CARE, INC.

REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐  Rule 15Ga-l under the Exchange Act (17 CFR240.15Ga-l) for the reporting period

_________________ to _________________

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer: _____________________

Central Index Key Number of securitizer: 0001741360

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-l(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-l(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001741360

2018-A LTCG Securitization Issuer LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):_____________

Central Index Key Number of underwriter (if applicable): _____________

Nickie Cheney 973-604-7240

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ACSIA Long Term Care, Inc. (Depositor)

Date	6/13/18

ACSIA Long Term Care, Inc.

By:  /s/ Daniel G. Schmedlen, Jr.

Name: Daniel G. Schmedlen, Jr.

Title: Chief Executive Officer

EXHIBIT INDEX

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated May 9, 2018.